Pension and Post Retirement Benefits - Aggregate Reconciliation of Projected Pension and Other Post-Retirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain					$ 1.7
Balance, Beginning				463.8	463.8
Balance, Ending					520.2
Pension Plans Revlon [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation - beginning of year			(744.6)	(700.5)	(700.5)	(642.3)
Service cost	(0.3)	(0.4)	(0.7)	(1.2)	(1.6)	(1.2)	(1.5)
Interest cost	(6.9)	(7.5)	(20.7)	(22.5)	(30.0)	(32.4)	(33.8)
Actuarial loss					(51.1)	(62.0)
Curtailment gain					1.7
Settlement gain					0.2	0.3
Benefits paid					39.0	36.8
Currency translation adjustments					(2.3)	0.3
Plan participant contributions
Benefit obligation - end of year					(744.6)	(700.5)	(642.3)
Balance, Beginning			520.2	463.8	463.8	449.5
Actual return on plan assets					64.2	21.3
Employer contributions	8.2		15.4		29.0	30.6
Plan participant contributions
Benefits paid					(39.0)	(36.8)
Settlement gain					(0.2)	(0.3)
Currency translation adjustments					2.4	(0.5)
Balance, Ending					520.2	463.8	449.5
Total					(224.4)	(236.7)
Other Post-Retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation - beginning of year			(16.5)	(16.1)	(16.1)	(16.1)
Service cost	0	0	0	0
Interest cost	(0.1)	(0.1)	(0.4)	(0.5)	(0.7)	(0.9)	(0.9)
Actuarial loss					(0.5)	(0.6)
Curtailment gain
Settlement gain
Benefits paid					0.8	0.9
Currency translation adjustments						0.6
Plan participant contributions
Benefit obligation - end of year					(16.5)	(16.1)	(16.1)
Balance, Beginning
Actual return on plan assets
Employer contributions	0.2		0.6		0.8	0.9
Plan participant contributions
Benefits paid					(0.8)	(0.9)
Settlement gain
Currency translation adjustments
Balance, Ending
Total					$ (16.5)	$ (16.1)